Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Strategic Advisers Tax-Sensitive Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Class Name	Strategic Advisers® Tax-Sensitive Short Duration Fund
Trading Symbol	FGNSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Tax-Sensitive Short Duration Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Tax-Sensitive Short Duration Fund	$ 4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 3,198,643,741
Holdings Count | shares	1,227
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$3,198,643,741
Number of Holdings	1,227
Portfolio Turnover	62%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 18.3 Health Care 11.0 Transportation 10.4 Housing 6.9 Industrial Development 6.0 Resource Recovery 5.7 Synthetics 5.6 Electric Utilities 5.6 Others(Individually Less Than 5%) 16.8 86.3 AAA 4.6 AA 31.8 A 32.3 BBB 6.1 BB 0.1 Not Rated 7.5 Equities 10.7 Short-Term Investments and Net Other Assets (Liabilities) 6.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 4.6 AA - 31.8 A - 32.3 BBB - 6.1 BB - 0.1 Not Rated - 7.5 Equities - 10.7 Short-Term Investments and Net Other Assets (Liabilities) - 6.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 12.7 New York 7.2 Pennsylvania 4.5 Arizona 4.2 Alabama 4.1
Strategic Advisers Short Duration Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Short Duration Fund
Class Name	Strategic Advisers® Short Duration Fund
Trading Symbol	FAUDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Short Duration Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Short Duration Fund	$ 2	0.05%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 3,240,014,494
Holdings Count | shares	1,200
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$3,240,014,494
Number of Holdings	1,200
Portfolio Turnover	52%

Holdings [Text Block]	Short-Term Funds 45.6 Corporate Bonds 20.5 U.S. Treasury Obligations 11.6 Asset-Backed Securities 10.1 Fixed-Income Funds 5.6 CMOs and Other Mortgage Related Securities 2.5 U.S. Government Agency - Mortgage Securities 1.8 Other Investments 0.3 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Funds - 45.6 Corporate Bonds - 20.5 U.S. Treasury Obligations - 11.6 Asset-Backed Securities - 10.1 Fixed-Income Funds - 5.6 CMOs and Other Mortgage Related Securities - 2.5 U.S. Government Agency - Mortgage Securities - 1.8 Other Investments - 0.3 Short-Term Investments and Net Other Assets (Liabilities) - 2.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) PIMCO Short-Term Fund Institutional Class 13.1 JPMorgan Ultra-Short Income ETF 11.2 Baird Ultra Short Bond Fund Institutional Class 8.4 US Treasury Notes 8.4 Morgan Stanley Institutional Fund Trust Ultra-Short Income Portfolio Class IR 6.7 T. Rowe Price Ultra Short-Term Bond Fund 6.2 US Treasury Bill 3.2 iShares 1-3 Year Treasury Bond ETF 3.0 Baird Short-Term Bond Fund Institutional Class 2.6 Fannie Mae Mortgage pass-thru certificates 1.0 63.8
Strategic Advisers Municipal Bond Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Municipal Bond Fund
Class Name	Strategic Advisers® Municipal Bond Fund
Trading Symbol	FSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Municipal Bond Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Municipal Bond Fund	$ 4	0.08%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%
Net Assets	$ 13,247,692,254
Holdings Count | shares	7,007
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$13,247,692,254
Number of Holdings	7,007
Portfolio Turnover	27%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 16.1 Transportation 14.0 Health Care 9.3 Special Tax 9.0 Others(Individually Less Than 5%) 19.9 68.3 AAA 3.2 AA 24.5 A 21.0 BBB 8.7 BB 2.0 B 0.4 CCC,CC,C 0.0 D 0.0 Not Rated 8.6 Equities 28.5 Short-Term Investments and Net Other Assets (Liabilities) 3.1 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 3.2 AA - 24.5 A - 21.0 BBB - 8.7 BB - 2.0 B - 0.4 CCC,CC,C - 0.0 D - 0.0 Not Rated - 8.6 Equities - 28.5 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) New York 7.3 California 5.9 Illinois 5.7 Texas 5.6 Florida 3.1
Strategic Advisers Fidelity U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Class Name	Strategic Advisers® Fidelity® U.S. Total Stock Fund
Trading Symbol	FCTDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® U.S. Total Stock Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® U.S. Total Stock Fund	$ 7	0.12%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.12%
Net Assets	$ 200,712,420,305
Holdings Count | shares	2,029
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$200,712,420,305
Number of Holdings	2,029
Portfolio Turnover	31%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 13.2 Financials 8.7 Industrials 6.8 Health Care 5.6 Communication Services 4.9 Consumer Discretionary 4.6 Consumer Staples 3.0 Energy 2.8 Materials 1.3 Utilities 1.2 Real Estate 0.9 Common Stocks 52.5 Domestic Equity Funds 45.6 Bonds 1.0 Preferred Stocks 0.0 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 52.5 Domestic Equity Funds - 45.6 Bonds - 1.0 Preferred Stocks - 0.0 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 97.1 United Kingdom 0.7 Canada 0.6 Taiwan 0.3 Netherlands 0.2 France 0.2 Belgium 0.2 Zambia 0.1 Germany 0.1 Others 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.1 United Kingdom - 0.7 Canada - 0.6 Taiwan - 0.3 Netherlands - 0.2 France - 0.2 Belgium - 0.2 Zambia - 0.1 Germany - 0.1 Others - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI U.S. Quality Index Fund 11.0 Fidelity Growth Company Fund 9.4 Fidelity SAI U.S. Low Volatility Index Fund 5.5 Fidelity Advisor Magellan Fund - Class Z 4.5 Fidelity Contrafund 2.9 Fidelity SAI U.S. Value Index Fund 2.8 NVIDIA Corp 2.8 Fidelity Advisor Blue Chip Growth Fund - Class Z 2.6 Microsoft Corp 2.4 Apple Inc 2.3 46.2
Strategic Advisers Fidelity Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Class Name	Strategic Advisers® Fidelity® Emerging Markets Fund
Trading Symbol	FGOMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Emerging Markets Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Emerging Markets Fund	$ 12	0.21%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.21%
Net Assets	$ 31,601,348,193
Holdings Count | shares	322
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$31,601,348,193
Number of Holdings	322
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 15.7 Financials 13.7 Consumer Discretionary 7.4 Communication Services 6.0 Industrials 5.4 Materials 4.3 Energy 1.9 Health Care 1.7 Consumer Staples 1.6 Utilities 0.3 Real Estate 0.2 Common Stocks 58.2 International Equity Funds 38.6 Preferred Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 58.2 International Equity Funds - 38.6 Preferred Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.2 United States 42.4 China 16.1 Taiwan 10.6 Korea (South) 6.4 India 6.4 South Africa 2.9 Brazil 2.7 Mexico 2.1 Indonesia 1.1 Others 9.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 42.4 China - 16.1 Taiwan - 10.6 Korea (South) - 6.4 India - 6.4 South Africa - 2.9 Brazil - 2.7 Mexico - 2.1 Indonesia - 1.1 Others - 9.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 21.9 Fidelity SAI Emerging Markets Index Fund 10.3 Taiwan Semiconductor Manufacturing Co Ltd 7.5 Fidelity SAI Emerging Markets Low Volatility Index Fund 5.4 Tencent Holdings Ltd 3.7 Samsung Electronics Co Ltd 2.9 Invesco Government & Agency Portfolio Institutional Class 2.7 Naspers Ltd Class N 1.2 SK Hynix Inc 1.0 HDFC Bank Ltd 1.0 57.6
Strategic Advisers Fidelity Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Core Income Fund
Class Name	Strategic Advisers® Fidelity® Core Income Fund
Trading Symbol	FIWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Core Income Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Core Income Fund	$ 2	0.04%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%
Net Assets	$ 86,509,967,875
Holdings Count | shares	6,609
Investment Company Portfolio Turnover	160.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$86,509,967,875
Number of Holdings	6,609
Portfolio Turnover	160%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 31.9 AAA 3.1 AA 0.4 A 3.8 BBB 8.7 BB 0.9 B 0.2 CCC,CC,C 0.0 D 0.0 Not Rated 4.9 Equities 49.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 31.9 AAA - 3.1 AA - 0.4 A - 3.8 BBB - 8.7 BB - 0.9 B - 0.2 CCC,CC,C - 0.0 D - 0.0 Not Rated - 4.9 Equities - 49.7 Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Fixed-Income Funds 49.0 U.S. Government Agency - Mortgage Securities 17.9 U.S. Treasury Obligations 14.0 Corporate Bonds 12.4 CMOs and Other Mortgage Related Securities 5.3 Asset-Backed Securities 4.0 Short-Term Funds 0.7 Options 0.1 Foreign Government and Government Agency Obligations 0.1 Preferred Securities 0.1 Others 0.0 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 49.0 U.S. Government Agency - Mortgage Securities - 17.9 U.S. Treasury Obligations - 14.0 Corporate Bonds - 12.4 CMOs and Other Mortgage Related Securities - 5.3 Asset-Backed Securities - 4.0 Short-Term Funds - 0.7 Options - 0.1 Foreign Government and Government Agency Obligations - 0.1 Preferred Securities - 0.1 Others - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (3.6)% United States 95.8 Grand Cayman (UK Overseas Ter) 1.2 United Kingdom 0.7 Canada 0.4 Ireland 0.3 Italy 0.2 Mexico 0.2 Germany 0.2 France 0.2 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.8 Grand Cayman (UK Overseas Ter) - 1.2 United Kingdom - 0.7 Canada - 0.4 Ireland - 0.3 Italy - 0.2 Mexico - 0.2 Germany - 0.2 France - 0.2 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Total Bond Fund 21.9 US Treasury Notes 10.6 Fidelity SAI U.S. Treasury Bond Index Fund 6.5 Fannie Mae Mortgage pass-thru certificates 6.1 Fidelity SAI Intermediate Treasury Bond Index Fund 4.7 Ginnie Mae II Pool 4.4 Freddie Mac Gold Pool 3.8 US Treasury Bonds 3.4 Uniform Mortgage Backed Securities 3.2 Fidelity SAI Long-Term Treasury Bond Index Fund 2.8 67.4
Strategic Advisers Alternatives Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Alternatives Fund
Class Name	Strategic Advisers® Alternatives Fund
Trading Symbol	FSLTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Alternatives Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Alternatives Fund	$ 7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 2,520,799,915
Holdings Count | shares	777
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,520,799,915
Number of Holdings	777
Portfolio Turnover	31%

Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 86.5 Swaps 13.6 Forward Foreign Currency Contracts 10.0 Options 0.1 Futures Contracts 41.2 Alternative Funds 35.6 Swaps 6.5 Fixed-Income Funds 5.2 Forward Foreign Currency Contracts 4.8 Corporate Bonds 0.2 Asset-Backed Securities 0.1 U.S. Government Agency - Mortgage Securities 0.1 U.S. Treasury Obligations 0.1 CMOs and Other Mortgage Related Securities 0.1 Options 0.0 Foreign Government and Government Agency Obligations 0.0 Short-Term Investments and Net Other Assets (Liabilities) 6.1 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 41.2 Alternative Funds - 35.6 Swaps - 6.5 Fixed-Income Funds - 5.2 Forward Foreign Currency Contracts - 4.8 Corporate Bonds - 0.2 Asset-Backed Securities - 0.1 U.S. Government Agency - Mortgage Securities - 0.1 U.S. Treasury Obligations - 0.1 CMOs and Other Mortgage Related Securities - 0.1 Options - 0.0 Foreign Government and Government Agency Obligations - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 6.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Convertible Arbitrage Fund 18.9 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 11.0 BlackRock Global Equity Market Neutral Fund A Shares 10.5 Stone Ridge Diversified Alternatives Fund Class I 9.0 Federated Hermes MDT Market Neutral Fund A Shares 7.8 Absolute Convertible Arbitrage Fund Investor Shares 6.9 State Street Institutional U.S. Government Money Market Fund Premier Class 6.9 BlackRock Systematic Multi-Strategy Fund Investor A Shares 6.7 The Merger Fund Class A 6.0 Fulcrum Diversified Absolute Return Fund Super Institutional Class 2.3 86.0
Strategic Advisers U.S. Total Stock Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® U.S. Total Stock Fund
Class Name	Strategic Advisers® U.S. Total Stock Fund
Trading Symbol	FSAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® U.S. Total Stock Fund for the period June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® U.S. Total Stock Fund	$ 9	0.17%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%
Net Assets	$ 87,951,118,099
Holdings Count | shares	2,923
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$87,951,118,099
Number of Holdings	2,923
Portfolio Turnover	74%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 24.9 Financials 12.1 Health Care 8.9 Consumer Discretionary 8.6 Communication Services 7.9 Industrials 7.5 Consumer Staples 3.8 Energy 2.7 Utilities 1.9 Materials 1.9 Real Estate 1.4 Common Stocks 81.5 Domestic Equity Funds 16.4 Bonds 2.3 Options 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 81.5 Domestic Equity Funds - 16.4 Bonds - 2.3 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (0.2)% United States 98.2 Canada 0.5 Taiwan 0.3 Netherlands 0.3 United Kingdom 0.3 Switzerland 0.2 Grand Cayman (UK Overseas Ter) 0.1 South Africa 0.1 Germany 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 Canada - 0.5 Taiwan - 0.3 Netherlands - 0.3 United Kingdom - 0.3 Switzerland - 0.2 Grand Cayman (UK Overseas Ter) - 0.1 South Africa - 0.1 Germany - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 5.3 Fidelity Growth Company Fund 5.0 Microsoft Corp 4.6 Apple Inc 4.4 Fidelity SAI U.S. Quality Index Fund 3.8 Amazon.com Inc 3.2 Fidelity Extended Market Index Fund 2.3 Broadcom Inc 2.2 Alphabet Inc Class C 2.1 Alphabet Inc Class A 1.7 34.6
Strategic Advisers Fidelity Alternatives Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® Alternatives Fund
Class Name	Strategic Advisers® Fidelity® Alternatives Fund
Trading Symbol	FSAOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Strategic Advisers® Fidelity® Alternatives Fund for the period June 23, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® Alternatives Fund A	$ 9	0.19%
A Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Net Assets	$ 2,345,704,751
Holdings Count | shares	392
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of November 30, 2025)
KEY FACTS
Fund Size	$2,345,704,751
Number of Holdings	392
Portfolio TurnoverA	14%
A Amount not annualized
Holdings [Text Block]	DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 68.5 Swaps 13.9 Forward Foreign Currency Contracts 4.8 Futures Contracts 36.6 Alternative Funds 33.7 Swaps 7.4 Fixed-Income Funds 5.4 Common Stocks 3.9 Forward Foreign Currency Contracts 2.7 Options 0.0 Short-Term Investments and Net Other Assets (Liabilities) 10.3 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 36.6 Alternative Funds - 33.7 Swaps - 7.4 Fixed-Income Funds - 5.4 Common Stocks - 3.9 Forward Foreign Currency Contracts - 2.7 Options - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 10.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Convertible Arbitrage Fund 16.5 Fidelity SAI Merger Arbitrage Fund 11.7 Eaton Vance Global Macro Absolute Return Advantage Fund Class A 10.2 BlackRock Global Equity Market Neutral Fund A Shares 10.2 Fidelity Investments Money Market Government Portfolio - Institutional Class 9.9 State Street Institutional U.S. Government Money Market Fund Premier Class 7.4 BlackRock Systematic Multi-Strategy Fund Investor A Shares 7.2 Stone Ridge Diversified Alternatives Fund Class I 7.0 Fidelity SAI Alternative Risk Premia Commodity Strategy Fund 4.3 Fidelity SAI Managed Futures Fund 4.1 88.5